Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes.
Domestic (UK)	$ (18,017,916)	$ (17,308,782)	$ (17,394,074)
Foreign	269,854	(115,455)	312,457
Net loss before income tax	$ (17,748,062)	$ (17,424,237)	$ (17,081,617)